Note 7 - Due to Related Parties (Details) - CAD ($)	Nov. 30, 2018	Nov. 30, 2017
Amounts Due to Related Parties [Abstract]
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly (“2013 Debenture”)	$ 1,350,000	$ 1,290,465
Convertible debenture payable to two directors and officers of the Company, unsecured, 10% annual interest rate, Payable monthly (“2018 Debenture”)	440,358	0
Due to Related Parties	$ 1,790,358	$ 1,290,465